OPERATING INCOME	12 Months Ended
Apr. 30, 2018
Operating Income [Abstract]
OPERATING INCOME

NOTE 14 OPERATING INCOME

Operating income for the financial year ending April 30, 2018 was TSEK (103,724) compared to TSEK (140,481) for the financial year ending April 30, 2017 and TSEK (132,691) for the financial year ending April 30, 2016. Of the Group's recognized operating expenses of TSEK 116,352 in the financial year ending April 30, 2018, TSEK 146,691 in the financial year ending April 30, 2017 and TSEK 165,273 in the financial year ending April 30, 2016, TSEK 9,157 was recognized as capitalized development costs in the financial year ending April 30, 2018 compared to TSEK 7,898 in the financial year ending April 30, 2017 and TSEK 16,727 in the financial year ending April 30, 2016.